Expense Example - BLACKROCK ENERGY OPPORTUNITIES FUND	May 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 651
Expense Example, with Redemption, 3 Years	918
Expense Example, with Redemption, 5 Years	1,205
Expense Example, with Redemption, 10 Years	2,021
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	630
Expense Example, with Redemption, 5 Years	1,083
Expense Example, with Redemption, 10 Years	2,157
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	562
Expense Example, with Redemption, 10 Years	$ 1,260